UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 96.4%	SHARES	VALUE
Airlines - 0.3%
Allegiant Travel Co.*	2,648	$184,513
Skywest, Inc.	23,164	151,261
		335,774

Biotechnology - 4.8%
Acorda Therapeutics, Inc.*	14,590	343,740
Cubist Pharmaceuticals, Inc.*	61,953	2,348,638
PDL BioPharma, Inc.	483,444	3,205,234
		5,897,612

Capital Markets - 1.0%
Apollo Investment Corp.	162,038	1,244,452

Chemicals - 0.7%
H.B. Fuller Co.	29,979	920,355

Commercial Banks - 11.8%
CVB Financial Corp.	253,333	2,951,329
First Citizens BancShares, Inc.	834	138,986
First Financial Bankshares, Inc.	4,994	172,593
First Niagara Financial Group, Inc.	55,475	424,384
FNB Corp.	46,857	509,336
Glacier Bancorp, Inc.	75,893	1,175,583
International Bancshares Corp.	80,349	1,568,412
Investors Bancorp, Inc.*	11,033	166,488
Park National Corp.	11,852	826,677
Prosperity Bancshares, Inc.	10,462	439,718
Trustmark Corp.	22,463	549,894
Umpqua Holdings Corp.	124,891	1,643,565
United Bankshares, Inc.	11,169	289,054
Webster Financial Corp.	152,465	3,302,392
Westamerica Bancorporation	7,527	355,199
		14,513,610

Commercial Services & Supplies - 3.9%
Deluxe Corp.	2,561	63,871
Herman Miller, Inc.	56,532	1,046,973
HNI Corp.	9,289	239,192
Mine Safety Appliances Co.	11,082	445,940
Unifirst Corp.	25,452	1,622,565
United Stationers, Inc.	48,681	1,311,953
		4,730,494

Communications Equipment - 6.6%
Comtech Telecommunications Corp.	142,340	4,068,077
EchoStar Corp.*	31,123	822,270
InterDigital, Inc.	67,029	1,978,026
Loral Space & Communications, Inc.	18,313	1,233,381
		8,101,754

Construction & Engineering - 1.3%
Aegion Corp.*	55,860	999,336
Tutor Perini Corp.*	49,557	627,887
		1,627,223

Consumer Finance - 2.4%
Credit Acceptance Corp.*	19,132	1,615,315
Nelnet, Inc.	55,815	1,283,745
		2,899,060

Distributors - 0.4%
Pool Corp.	12,445	503,525

Diversified Consumer Services - 0.6%
Coinstar, Inc.*	10,634	730,130

Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	14,608	492,728

Electric Utilities - 0.6%
Portland General Electric Co.	25,443	678,310

Electronic Equipment & Instruments - 1.5%
Anixter International, Inc.	1,478	78,408
IPG Photonics Corp.*	26,903	1,172,702
Sanmina-SCI Corp.*	73,558	602,440
		1,853,550

Energy Equipment & Services - 2.0%
Exterran Holdings, Inc.*	12,087	154,109
Helix Energy Solutions Group, Inc.*	141,722	2,325,658
		2,479,767

Gas Utilities - 1.4%
Southwest Gas Corp.	38,843	1,695,497

Health Care Equipment & Supplies - 2.8%
Align Technology, Inc.*	40,364	1,350,579
Integra LifeSciences Holdings Corp.*	14,282	531,005
Invacare Corp.	102,374	1,579,631
		3,461,215

Health Care Providers & Services - 0.9%
Amedisys, Inc.*	61,397	764,393
Universal American Corp.*	35,212	370,782
		1,135,175

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	110,953	1,212,716

Hotels, Restaurants & Leisure - 0.8%
Texas Roadhouse, Inc.	53,746	990,539

Household Durables - 1.8%
American Greetings Corp.	135,005	1,973,773
KB Home	24,119	236,366
		2,210,139

Insurance - 6.9%
Kemper Corp.	72,905	2,241,829
MBIA, Inc.*	124,487	1,345,704
Platinum Underwriters Holdings Ltd.	69,005	2,629,091
Protective Life Corp.	34,179	1,005,204
RLI Corp.	18,810	1,282,842
		8,504,670

Internet Software & Services - 1.6%
Earthlink, Inc.	259,891	1,933,589

IT Services - 2.5%
Acxiom Corp.*	63,210	955,103
MAXIMUS, Inc.	13,110	678,443
TeleTech Holdings, Inc.*	89,230	1,427,680
		3,061,226

Machinery - 8.2%
Barnes Group, Inc.	99,025	2,405,317
Briggs & Stratton Corp.	125,973	2,203,268
ESCO Technologies, Inc.	51,250	1,867,550
Robbins & Myers, Inc.	67,234	2,811,726
Watts Water Technologies, Inc.	21,398	713,409
		10,001,270

Media - 1.4%
Scholastic Corp.	62,484	1,759,549

Metals & Mining - 4.3%
AMCOL International Corp.	53,233	1,507,026
Schnitzer Steel Industries, Inc.	44,658	1,251,317
Worthington Industries, Inc.	122,585	2,509,315
		5,267,658

Oil, Gas & Consumable Fuels - 0.0%
Ship Finance International Ltd.	743	11,613

Personal Products - 0.5%
Revlon, Inc.*	40,207	572,146

Pharmaceuticals - 2.6%
Par Pharmaceutical Co.'s, Inc.*	89,344	3,228,892

Professional Services - 1.8%
Corporate Executive Board Co.	54,159	2,214,020

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc.*	126,316	616,422
Cabot Microelectronics Corp.	65,562	1,915,066
Diodes, Inc.*	113,508	2,130,545
		4,662,033

Software - 3.5%
MicroStrategy, Inc.*	32,760	4,254,214

Specialty Retail - 6.3%
ANN, Inc.*	41,962	1,069,611
DSW, Inc.	114,099	6,206,986
OfficeMax, Inc.*	83,954	424,807
		7,701,404

Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	86,024	843,035
Northwest Bancshares, Inc.	206,180	2,414,368
		3,257,403

Trading Companies & Distributors - 3.3%
Aircastle Ltd.	157,169	1,893,886
Applied Industrial Technologies, Inc.	57,703	2,126,356
		4,020,242

Total Equity Securities (Cost $107,251,218)		118,163,554

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13 (b)(i)(r)	$651,905	649,662

Total High Social Impact Investments (Cost $651,905)		649,662

TIME DEPOSIT - 3.2%
State Street Bank Time Deposit, 0.128%, 7/2/12	3,905,139	3,905,139

Total Time Deposit (Cost $3,905,139)		3,905,139

TOTAL INVESTMENTS (Cost $111,808,262) - 100.1%		122,718,355
Other assets and liabilities, net - (0.1%)		(101,243)
NET ASSETS - 100%		$122,617,112

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of net assets for the Small Cap Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13	7/1/10	$651,905

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 97.0%	SHARES	VALUE
Australia - 3.5%
Ceramic Fuel Cells Ltd.*	28,010,101	$2,250,716
Infigen Energy*	2,466,481	568,497
		2,819,213

Austria - 2.9%
Verbund AG	100,859	2,311,291

Belgium - 3.7%
4Energy Invest NV*	194,838	229,703
Elia System Operator SA/NV	32,291	1,329,969
Umicore SA	31,144	1,441,192
		3,000,864

Brazil - 3.8%
Cosan Ltd.	240,000	3,045,600

Canada - 2.6%
Ballard Power Systems, Inc.*	377,838	430,735
Canadian Solar, Inc.*	212,224	764,006
Westport Innovations, Inc.*	23,875	875,999
		2,070,740

China - 7.3%
China Hydroelectric Corp. (ADR), Warrants (strike price $15.00/share, expires 1/25/14)*	76,420	1,536
China Longyuan Power Group Corp.	3,127,000	2,059,643
China Suntien Green Energy Corp Ltd.	8,080,000	1,427,780
Trina Solar Ltd. (ADR)*	367,500	2,337,300
		5,826,259

Denmark - 3.5%
Novozymes A/S, Series B	97,386	2,526,808
Vestas Wind Systems A/S*	51,901	287,307
		2,814,115

France - 6.4%
La séchilienne-Sidec SA	225,750	3,183,220
Mersen	19,800	496,861
Saft Groupe SA	60,783	1,459,308
		5,139,389

Germany - 2.7%
Centrotherm Photovoltaics AG	62,832	185,410
Elster Group SE (ADR)*	61,835	1,255,250
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	35,134	706,560
		2,147,220

Hong Kong - 2.6%
China Everbright International Ltd.	4,393,000	2,086,228

Italy - 5.5%
Enel Green Power SpA	1,206,256	1,914,427
Prysmian SpA	163,562	2,448,958
		4,363,385

Japan - 1.5%
Kyocera Corp.	14,300	1,236,542

South Korea - 1.5%
Taewoong Co. Ltd.*	64,053	1,176,013

Spain - 6.3%
Acciona SA	17,779	1,062,746
EDP Renovaveis SA*	694,241	2,381,397
Iberdrola SA	337,625	1,600,261
		5,044,404

Taiwan - 1.1%
Taiwan Surface Mounting Technology Co. Ltd.	421,500	860,916

United Arab Emirates - 0.6%
Lamprell plc	296,523	469,760

United Kingdom - 4.5%
ITM Power plc*	553,252	483,564
Johnson Matthey plc	29,019	1,007,739
SIG plc	1,381,013	2,100,026
		3,591,329

United States - 37.0%
Advanced Energy Industries, Inc.*	86,970	1,167,137
Ameresco, Inc.*	110,916	1,323,228
Calgon Carbon Corp.*	104,116	1,480,530
Cooper Industries plc	67,998	4,636,104
Covanta Holding Corp.	193,342	3,315,815
Cree, Inc.*	89,432	2,295,719
First Solar, Inc.*	70,062	1,055,134
FuelCell Energy, Inc.*	372,617	376,343
Itron, Inc.*	95,002	3,917,882
Johnson Controls, Inc.	84,870	2,351,748
MEMC Electronic Materials, Inc.*	772,947	1,677,295
NextEra Energy, Inc.	30,526	2,100,494
Ormat Technologies, Inc.	112,954	2,416,086
SatCon Technology Corp.*	768,298	176,248
Tesla Motors, Inc.*	44,023	1,377,480
		29,667,243

Total Equity Securities (Cost $112,191,373)		77,670,511

TIME DEPOSIT - 2.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$1,688,604	1,688,604

Total Time Deposit (Cost $1,688,604)		1,688,604

TOTAL INVESTMENTS (Cost $113,879,977) - 99.1%		79,359,115
Other assets and liabilities, net - 0.9%		693,931
NET ASSETS - 100%		$80,053,046

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 99.4%	SHARES	VALUE
Brazil - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	5,437	$412,451

Canada - 1.8%
GWR Global Water Resources Corp.*	66,409	195,503
Pure Technologies Ltd.*	180,397	803,692
		999,195

Cayman Islands - 0.5%
Consolidated Water Co., Inc.	31,507	261,193

China - 4.0%
Beijing Enterprises Water Group Ltd.	4,196,000	792,057
China Liansu Group Holdings Ltd.	1,208,000	526,942
Sound Global Ltd.	1,683,000	768,907
Tri-Tech Holding, Inc.*	39,776	159,104
		2,247,010

Finland - 1.3%
Uponor OYJ	80,329	721,965

France - 7.9%
Suez Environnement SA	302,934	3,264,284
Veolia Environnement SA	93,135	1,179,759
		4,444,043

Germany - 6.5%
Elster Group SE (ADR)*	171,038	3,472,071
Joyou AG*	21,827	207,364
		3,679,435

Hong Kong - 1.8%
China Everbright International Ltd.	2,154,000	1,022,931

Japan - 13.3%
Ebara Corp.	704,000	2,730,352
Kurita Water Industries Ltd.	151,700	3,512,616
Organo Corp.	149,800	956,887
Torishima Pump Manufacturing Co. Ltd.	28,000	281,083
		7,480,938

Netherlands - 1.9%
Aalberts Industries NV	67,271	1,048,542

Philippines - 1.6%
Manila Water Co., Inc.	1,588,500	928,326

South Korea - 2.6%
Woongjin Coway Co. Ltd.	47,320	1,474,790

Switzerland - 2.5%
Sulzer AG	12,084	1,433,564

United Kingdom - 8.6%
Severn Trent plc	46,937	1,217,542
The Weir Group plc	72,725	1,756,728
United Utilities Group plc	173,350	1,836,952
		4,811,222

United States - 44.4%
AECOM Technology Corp.*	159,230	2,619,334
Aegion Corp.*	16,695	298,674
Agilent Technologies, Inc.	35,191	1,380,895
American Water Works Co., Inc.	15,463	530,072
Calgon Carbon Corp.*	139,207	1,979,524
California Water Service Group	62,449	1,153,433
Danaher Corp.	25,504	1,328,248
Flowserve Corp.	26,589	3,051,088
Gardner Denver, Inc.	27,772	1,469,417
IDEX Corp.	35,570	1,386,519
Itron, Inc.*	65,418	2,697,838
Layne Christensen Co.*	12,851	265,887
Northwest Pipe Co.*	45,048	1,092,864
Pentair, Inc.	51,296	1,963,611
Pico Holdings, Inc.*	11,401	255,496
Robbins & Myers, Inc.	34,026	1,422,967
SPX Corp.	14,539	949,687
Xylem, Inc.	44,249	1,113,747
		24,959,301

Total Equity Securities (Cost $57,239,113)		55,924,906

TIME DEPOSIT - 5.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.128%, 7/2/12	$3,177,443	3,177,443

Total Time Deposit (Cost $3,177,443)		3,177,443

TOTAL INVESTMENTS (Cost $60,416,556) - 105.0%		59,102,349
Other assets and liabilities, net - (5.0%)		(2,837,793)
NET ASSETS - 100%		$56,264,556

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: Small Cap, Global Alternative Energy, and Global Water.  Small Cap is registered as a diversified portfolio, while Global Alternative Energy and Global Water are each registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Small Cap offers four classes of shares – Classes A, B, C, and I.  Global Alternative Energy also offers four classes of shares – Classes A, C, I, and Y.  Global Water offers three classes of shares – Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are only offered through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  Global Alternative Energy and Global Water have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Small Cap	$649,662	0.5%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$118,163,554	-	-	$118,163,554
Other debt obligations	-	$4,554,801	-	4,554,801
TOTAL	$118,163,554	$4,554,801	-	$122,718,355

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$38,377,670	$39,292,841**	-	$77,670,511
Other debt obligations	-	$1,688,604	-	1,688,604
TOTAL	$38,377,670	$40,981,445	-	$79,359,115

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

 ** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant  market movements following the close of local trading.

 At June 30, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

 On June 30, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$30,263,314	$25,661,592**	-	$55,924,906
Other debt obligations	-	3,177,443	-	3,177,443
TOTAL	$30,263,314	$28,839,035	-	$59,102,349

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

 ** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant  market movements following the close of local trading.

 At June 30, 2012, a significant transfer out of Level 1 and into Level 2 occurred.

 On June 30, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date.  Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

	Small Cap	Global Alternative Energy	Global Water
Federal income tax cost of investments	$112,311,881	$125,166,147	$62,111,034
Unrealized appreciation	$19,483,944	$2,384,231	$2,636,135
Unrealized depreciation	(9,077,470)	(48,191,263)	(5,644,820)
Net unrealized appreciation/ (depreciation)	$10,406,474	($45,807,032)	($3,008,685)

Capital Loss Carryforwards

Expiration Date	Small Cap	Global Alternative Energy
30-Sep-16	($11,416,230)	-
30-Sep-17	(3,426,646)	($21,115,915)
30-Sep-18	-	(56,693,584)
30-Sep-19	-	(43,799,530)

Capital losses may be utilized to offset future capital gains until expiration, however Small Cap’s use of net capital loss carryforwards acquired from Calvert New Vision Small Cap Fund may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012